5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES	12 Months Ended
Dec. 31, 2021
Notes
5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

		Portugal		Kosovo		Germany	Others
	Alvito	Alvalade	Others	Slivovo	Others			Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2021	$ -	$ 167,920	$ -	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2021	$ -	$ 167,920	$ -	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2021
Concession fees and taxes	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Geological salaries and consulting	-	22,203	-	-	-	-	-	22,203
Insurance	-	449	-	-	-	-	-	449
Legal and accounting	-	-	-	-	-	-	-	-
Office and administrative fees	-	-	-	-	-	-	-	-
Rent	-	-	-	-	-	-	-	-
Site costs	-	-	-	-	-	-	-	-
Travel	-	2,300	-	-	-	-	-	2,300
Reimbursements from optionee	-	(483,950)	-	-	-	-	-	(483,950)
	$ -	$ (458,998)	$ -	$ -	$ -	$ -	$ -	$ (458,998)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	147,900	361,864	545,708	11,839	206,975	4	-	1,274,290
Depreciation	7,191	17,178	91,531	-	-	-	-	115,900
Drilling	472,513	610,197	-	1,180,217	-	-	-	2,262,927
Geological salaries and consulting	1,624,824	6,537,815	4,692,323	119,801	720,879	12,359	-	13,708,001
Geology work	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,683	24,622	46,429	14,604	15,007	-	-	106,345
Legal and accounting	177	1,020	1,067	58,158	13,958	-	-	74,380
Office and administrative fees	43,699	253,950	236,040	80,223	101,624	5,255	63,191	783,982
Rent	188,804	606,084	408,092	28,694	88,221	-	20,560	1,340,455
Report	-	-	-	24,232	-	-	-	24,232
Site costs	71,452	194,203	172,925	185,127	194,582	-	8,865	827,154
Travel	75,625	239,667	171,652	60,107	22,478	-	15,326	584,855
Trenching and road work	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(8,612,772)	(2,741,482)	(2,834,986)	(45,158)	-	-	(16,383,742)
	$ 488,524	$ 233,828	$ 3,656,662	$ 151,912	$ 1,787,017	$ 252,083	$ 248,848	$ 6,818,874

		Portugal		Kosovo		Germany	Others
	Alvito	Alvalade	Others	Slivovo	Others			Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2020	$ -	$ 167,920	$ -	$ 1	$ -	$ -	$ -	$ 167,921
Write-down of property during the year	-	-	-	(1)	-	-	-	(1)
As of December 31, 2020	$ -	$ 167,920	$ -	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2020
Concession fees and taxes	$ -	$ -	$ -	$ 1,841	$ -	$ -	$ -	$ 1,841
Geological salaries and consulting	-	6,872	-	-	8,971	-	-	15,843
Office and administrative fees	-	4,414	-	74	444	-	-	4,932
Rent	-	55,899	-	-	-	-	-	55,899
Site costs	-	1,539	-	53	-	-	-	1,592
Travel	-	236	-	-	-	-	-	236
Reimbursements from optionee	-	(434,982)	-	-	-	-	-	(434,982)
	$ -	$ (366,022)	$ -	$ 1,968	$ 9,415	$ -	$ -	$ (354,639)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	147,900	361,864	545,708	11,839	206,975	4	-	1,274,290
Depreciation	7,191	17,178	91,531	-	-	-	-	115,900
Drilling	472,513	610,197	-	1,180,217	-	-	-	2,262,927
Geological salaries and consulting	1,624,824	6,515,612	4,692,323	119,801	720,879	12,359	-	13,685,798
Geology work	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,683	24,173	46,429	14,604	15,007	-	-	105,896
Legal and accounting	177	1,020	1,067	58,158	13,958	-	-	74,380
Office and administrative fees	43,699	253,950	236,040	80,223	101,624	5,255	63,191	783,982
Rent	188,804	606,084	408,092	28,694	88,221	-	20,560	1,340,455
Report	-	-	-	24,232	-	-	-	24,232
Site costs	71,452	194,203	172,925	185,127	194,582	-	8,865	827,154
Travel	75,625	237,367	171,652	60,107	22,478	-	15,326	582,555
Trenching and road work	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(8,128,822)	(2,741,482)	(2,834,986)	(45,158)	-	-	(15,899,792)
	$ 488,524	$ 692,826	$ 3,656,662	$ 151,912	$ 1,787,017	$ 252,083	$ 248,848	$ 7,277,872

Portugal

Licenses have varying required work commitments and carry a 3% Net Smelter Return (“NSR”) payable to the government of Portugal.

Alvalade:

On November 19, 2019, the Company and MAEPA (collectively the “Company”) and Minas de Aguas Teñidas, S.A. (“MATSA”) and its wholly-owned subsidiary EUL (collectively “MATSA”) entered into an Earn-In Joint Venture Agreement (the “Agreement”) in respect of the Alvalade project. Pursuant to the Agreement, PorMining, Unipessoal Lda. (“PorMining”) was incorporated on December 17, 2019 to hold assets and develop mineral rights (both as defined) and EUL can earn up to an 85% interest in PorMining. The earning of this interest, subsequent arrangements that may be entered into to explore the assets and, if warranted, the development of one or more projects are referred to as the “Transaction”.

On March 27, 2020, MAEPA and EUL entered into a Quota Transfer Agreement pursuant to which MAEPA split its 100% interest in the share capital of PorMining into two quotas, representing 51% and 49% of the company’s share capital, and sold the 51% quota to EUL for the nominal value of €510.

On March 27, 2020, the Company, MAEPA, MATSA and EUL entered into the PorMining Lda. Shareholders’ Agreement (the “Agreement”). Pursuant to the Agreement:

•PorMining has five directors. From the effective date until the second option exercise date, three will be nominated by EUL and two by MAEPA. Thereafter, four will be nominated by EUL and one will be nominated by MAEPA. Upon the occurrence of the 51/49 Phase and thereafter, EUL is entitled to nominate three directors and MAEPA two directors. In the event of dilution of the interest of EUL or MAEPA, each will be entitled to proportional representation (as described) equal to its then interest;

•In the event that EUL and/or MAEPA wish to sell or transfer their shares in PorMining, PorMining has a right of first refusal to purchase all or a portion of the shares. To the extent that PorMining does not exercise its right of first refusal to all of the shares, each of EUL and/or MAEPA has a right of first refusal; and

•The Agreement will terminate at such time as there is a final decision regarding the dissolution and liquidation of PorMining, the parties mutually agree on the termination of the Agreement or as provided for under the Earn-In Joint Venture Agreement.

The effective date of the Transaction is the date that PorMining receives (received on June 15, 2020) the mineral rights in its name from the General Directorate of Energy and Geology of Portugal (“DGEG”). The Transaction is comprised of the following phases:

•Phase I – First Option;

•Phase II – Second Option;

•51/49 Phase; and

•Phase III – Development and Operation

Phase I – First Option

Phase I commences on the effective date and continues until the first to occur of the first option exercise date and the termination of the first option. During Phase I, MAEPA will grant EUL the sole and exclusive right to hold an undivided 51% interest in PorMining (the first option) for at least three years from the effective date or the issue (issued on June 15, 2020) of the Experimental Exploitation License (the “EEL”) by DGEG to PorMining. EUL’s right to maintain its 51% interest is conditional upon MATSA:

•Paying €400,000 to the Company on or before the effective date (€200,000 was received in December 2019 and the remaining €200,000 was received in June 2020);

•Funding or providing the necessary financial instrument to cover the guarantee, which will be returned to MATSA following the release of the guarantee by DGEG (funded €100,000 in June 2020); and

•Funding expenditures (the first option expenditures) on the mineral rights in an aggregate amount of €2,400,000 (€1,200,000 within the first 12 months following the effective date [met] and €1,200,000 in the next 24 months) on or before three years from the effective date or the issue of the EEL.

Funding of the first option expenditures is solely at MATSA’s discretion and MATSA may elect to terminate the first option at any time by delivering notice (the first option termination notice) to the Company. MATSA may elect to accelerate the funding of the first option expenditures in order to exercise the first option at an earlier date. If there is a shortfall in the first option expenditures, MATSA may elect to pay such amount on or before the end of the three-year period and the first option expenditures will be deemed to have been satisfied.

Upon MATSA completing all of the requirements of the first option, EUL will have unconditionally earned the 51% interest in PorMining. If the first option is terminated, MAEPA will acquire the 51% interest from EUL for a nominal value, the shares will be cancelled and MAEPA will hold a 100% interest in PorMining.

During Phase I, MAEPA will act as the operator of the mineral rights. PorMining will pay MAEPA an operator’s fee equal to €100,000 per year, paid monthly starting June 16, 2020, funded by MATSA and which shall form part of the first option expenditures. During the year 2021, €100,000 ($148,280) was received and has been included in reimbursements from optionee. In all other phases, PorMining will be the operator unless it appoints another person to act as operator. The operator is responsible for developing and submitting work programs to the technical committee or the board of directors for consideration and approval and to implement work programs when approved according to the approved budget. The technical committee is comprised of two representatives from each of EUL and MAEPA and will be in effect until the first option exercise date. Thereafter, the board of directors will make all decisions with respect to the mineral rights.

During Phase I, EUL will fund 100% of all maintenance payments (as defined) and approved work programs.

As of December 31, 2021, MATSA has funded a total of €2,423,017 on the Alvalade project, including the €100,000 guarantee with DGEG. Subsequently, MATSA funded another €76,983.

Phase II – Second Option

Phase II commences on the first option exercise date and continues until the first to occur of the second option exercise date and the termination of the second option. On the first option exercise date, the Company will grant EUL the sole and exclusive right and option to acquire an additional 34% (for an aggregate 85% interest) in PorMining (the second option). EUL’s right to exercise the second option is conditional on MATSA satisfying the second option conditions as follows:

•Preparing, funding and delivering to PorMining a feasibility study on the mineral rights within five years of the issuance of the EEL or, provided that DGEG grants an extension to all or part of the EEL, the time period for when the second option conditions must be met shall be extended to a maximum of two additional years, for a total of seven years after the issuance of the original EEL;

•Making proper application for a mining license before the end of the term of the EEL; and

•Making all progress payments to Antofagasta as set out in the Debt Cancellation Agreement dated June 12, 2017 as follows:

oUS$250,000 within 60 days after the date of a news release announcing a NI 43-101 compliant technical report having been completed and with results as defined;

oUS$500,000 within 60 days after the date of a news release announcing completion of a feasibility study with results as defined;

oUS$500,000 on the one-year anniversary of the date of the news release announcing the feasibility study noted above;

oUS$750,000 within 60 days of the commencement of commercial production;

oUS$750,000 on the one-year anniversary of commencement of commercial production;

oUS$750,000 on the second anniversary of commencement of commercial production; and

oUS$750,000 on the third anniversary of commencement of commercial production.

The satisfaction of the second option conditions is solely at MATSA’s discretion and MATSA may elect to terminate the second option at any time by delivering notice (the second option termination notice) to the Company. If the second option is terminated, EUL will be entitled to retain its 51% interest in PorMining, plus an additional 1% interest for every €735,294 of expenditures funded during Phase II and the 51/49 Phase will commence.

Upon MATSA satisfying the second option conditions, EUL automatically earns an additional 34% interest in PorMining for an aggregate interest of 85%.

During Phase II, EUL will fund 100% of all maintenance payments and approved work programs.

51/49 Phase

The 51/49 Phase commences on termination of the second option and continues until the deemed conversion of the interest of a party to a royalty. During the 51/49 Phase, PorMining will remain the operator subject to the terms of the Agreement and the shareholders’ agreement and the activities of the parties with respect to the mineral rights will continue to be governed by the shareholder’s agreement.

If at any time after the 51/49 Phase has commenced EUL’s interest is reduced to below 10% as a result of dilution calculations, its interest will be deemed to be converted to a 1.5% royalty, which royalty shall only be payable up to a maximum total payment of €13,000,000 after which it will no longer be applicable. Upon conversion to the royalty, EUL will have no further rights or interest in respect of the assets under the Agreement or the shareholders’ agreement except for the royalty and the termination provisions apply.

If at any time during the 51/49 Phase MAEPA’s interest is reduced to 15% as a result of dilution calculations, then its interest will be deemed to be converted to a 15% “carried interest” following which MAEPA will not be required to contribute to any further work programs and will not be subject to any further dilution until such time as a feasibility study has been prepared, at which point Phase III will have been deemed to have commenced and MAEPA will have to sell the option.

During the 51/49 Phase, the parties will fund the maintenance payments and contribute to the costs of any approved work and/or development programs in proportion to their proportionate share.

Phase III – Development and Operation

Phase III commences on the second option exercise date and continues until the deemed conversion of the interest of a party to a royalty. Within 90 days of the commencement of Phase III, the Company will transfer its 15% interest in PorMining to MATSA in consideration for €10,000,000 to be paid as follows:

•€3,000,000 upon a construction decision being made by PorMining and all permits having been received from DGEG;

•€3,000,000 upon commencement of commercial production; and

•€4,000,000 upon the first anniversary of commencement of commercial production.

During Phase III, the parties will contribute their respective pro rata share of all approved work programs and budgets.

If at any time after Phase III has commenced MAEPA’s interest is reduced to below 10% as a result of dilution calculations, its interest will be deemed to be converted to a 1.5% royalty as described above for EUL.

Alvito:

Callinan Royalties Corporation (“Callinan”) (now Altius Minerals Corporation) has a 1.5% NSR royalty on the Alvito property.

During fiscal 2020, the Company dropped the Alvito property.

Other including Covas:

During fiscal 2018, the Company let the Covas license lapse after Blackheath Resources Inc. (“Blackheath”) terminated the earn-in agreement in March 2018. As part of the termination, the Company incurred an additional amount of $33,844 (€21,684) which was reimbursed by Blackheath in fiscal 2021.

	December 31, 2021	December 31, 2020

Due from optionees
Covas - Blackheath	$ -	$ 33,844
Alvalade - PorMining	12,751	27,405
	$ 12,751	$ 61,249

Kosovo

The Company, through its 100% holding in Innomatik, held one exploration license in Kosovo:

•Metovit (dropped during fiscal 2021)

Slivovo license:

Byrnecut International Limited (“Byrnecut”) earned an 85% interest in the Slivovo property after forwarding $2,834,986 (€2,000,000) for the Slivovo property to the Company and completing a Preliminary Feasibility Study (“PFS”) by April 10, 2017. Byrnecut and the Company set up a joint venture entity known as Peshter Mining J.S.C. (“Peshter Mining”) to reflect the 85:15 ownership and transferred the Slivovo license into Peshter Mining with Byrnecut being the operator. Avrupa’s interest in Peshter Mining was subsequently diluted to below 10%, resulting in the Company’s interest in Peshter Mining being converted into a 2% Net Smelter Return.

On December 31, 2019, the Company wrote down its interest in Slivovo by $143,154 to $1 as the Company was in negotiations with the Kosovo Mining Bureau, along with Byrnecut and Peshter Mining as to how to possibly extend the life of this license. During fiscal 2020, Byrnecut decided not to proceed with advancing Slivovo. Rather than dropping the license and potentially allowing a third party to stake the open land, Innomatik Exploration Kosovo LLC (“IEK”), Byrnecut and Peshter Mining entered into a binding term sheet (the “TS”) whereby the parties set out the terms on which Peshter Mining would surrender the existing tenements, thereby enabling IEK to apply, as sole beneficial owner, for one or more tenements over the entirety of the tenement area. The license was officially released back to the government. In March 2021, the Company incorporated a wholly-owned subsidiary, AVU Kosova LLC, to apply for a new Slivovo exploration permit. The application is currently under review by Mining Bureau.

As of December 31, 2020, the Company wrote off $1.

As consideration for Byrnecut ensuring that Peshter Mining complies with its obligations under the TS, IEK must pay to Byrnecut milestone cash payments totaling €375,000 and milestone gold payments totaling 850 troy ounces of gold as follows:

Cash

•€125,000 within 30 days of the first to occur of the completion of a positive bankable feasibility study or the board of directors of IEK making a decision to proceed with the development of a commercial mining operation in respect of all or any part of the tenement area;

•€125,000 within 30 days of issue of a mining license in respect of all or any party of the tenement area; and

•€125,000 within 30 days of commencement of construction of a mine within the tenement area.

Gold

•100 troy ounces within 30 days of commencement of commercial production (“CCP”);

•175 troy ounces within 30 days of the one-year anniversary of CCP;

•250 troy ounces within 30 days of the two-year anniversary of CCP; and

•325 troy ounces within 30 days of the three-year anniversary of CCP.

Germany

The Company had earned an 85% interest in the Oelsnitz property under its agreement with Beak Consultants GmbH (“Beak”) by spending €140,000. There was no royalty attached to the property. During fiscal 2020, the Company dropped the property.